Document and Entity Information	Jul. 29, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001459417
Document Type	8-K
Document Period End Date	Jul. 29, 2024
Entity Registrant Name	2U, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36376
Entity Tax Identification Number	26-2335939
Entity Address, Address Line One	7900 Harkins Road
Entity Address, City or Town	Lanham
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20706
City Area Code	(301)
Local Phone Number	892-4350
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	TWOU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false